Derivative Financial Instruments and Hedging (Derivative instruments and hedging activitites excluded component for determining hedge effectiveness) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss) [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ (904)	¥ (1,324)